Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11:     Subsequent Events

On January 1, 2015, we completed our reacquisition and termination of our regional developer rights for the Los Angeles County, California region in exchange for cash consideration of $507,500.  This payment was made in advance and is reflected as part of other assets in our accompanying consolidated balance sheet at December 31, 2014.

On January 30, 2015, we entered into an agreement to repurchase four developed franchises and one undeveloped franchise from a franchisee. The total consideration for this transaction was approximately $750,000, subject to certain adjustments, which was funded from the proceeds of our recent initial public offering and was completed on March 3, 2015. We intend to continue to operate two of the clinics opened under the developed franchises as company-owned clinics. The franchisee closed the two clinics operated under the remaining developed franchises. We have terminated the undeveloped franchise and may relocate it.

On February 17, 2015, we entered into an agreement to repurchase two operating franchises from a franchisee and the equipment, leasehold improvements, inventory, supplies and other assets used in the operation of the repurchased franchises. The total consideration for this transaction was $935,000, subject to certain adjustments, which was funded from the proceeds of our recent initial public offering. We intend to operate the two franchises as company-owned clinics.

On March 6, 2015, we entered into an agreement for and completed its repurchase of nine franchises from a franchisee. The transaction involved the repurchase of two developed franchises and seven undeveloped franchises. We intend to operate the clinics opened under the two developed franchises as company-owned clinics and to terminate, re-locate or re-sell the seven undeveloped franchises.  The total consideration for this transaction was approximately $300,000, subject to adjustment for certain adjustments and was funded from the proceeds of  our recent initial public offering.